Bank and Other Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Bank and Other Borrowings

As of June 30, 2025 and December 31, 2024, the bank and other borrowings consisted of the following:

		Principal		Fixed Interest	June 30,	December 31,
Initiation date	Loan No.	Amount	Maturity date	Rate	2025	2024
					(Unaudited)	(Audited)
May 13, 2020	#1	$500,000	April 13, 2050	3.75%	$-	$-
May 17, 2022	#2	$25,050	August 1,2025	5.50%	-	5,022
September 9, 2022	#3	$150,000	September 9, 2025	6.75%	-	40,438
August 1, 2023	#4	$87,199	July 1, 2031	6.50%	-	66,413
November 13, 2023	#5	$120,000	November 13, 2026	9.25%	-	80,505
Total loans payable					-	192,378
Current portion					-	(94,007)
Non-current portion					$-	$98,371

Notes:

(1)	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
(2)	Loan #2 is secured by the land of the golf course of the Company.
(3)	Loan #3 is secured by the buildings of the golf clubs of the Company.
(4)	Loan #4 is secured by the golf course of the Company and repayable in eight years
(5)	Loan #5 is secured by the land and building of the golf clubs of the Company.

As of December 31, 2024 and 2023, the bank and other borrowings consisted of the following:

		Principal		Fixed Interest	As of December 31,
Initiation date	Loan No.	Amount	Maturity date	Rate	2024	2023
May 13, 2020	#1	$500,000	April 13, 2050	3.75%	$-	$488,961
May 17, 2022	#2	$25,050	August 1,2025	5.50%	5,022	13,975
September 9, 2022	#3	$150,000	September 9, 2025	6.75%	40,438	91,202
August 1, 2023	#4	$87,199	July 1, 2031	6.50%	66,413	74,089
November 13, 2023	#5	$120,000	November 13, 2026	9.25%	80,505	117,088
Total loans payable					192,378	785,315
Current portion					(94,007)	(135,970)
Non-current portion					$98,371	$649,345

Notes:

(1)	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
(2)	Loan #2 is secured by the land of the golf course of the Company.
(3)	Loan #3 is secured by the buildings of the golf clubs of the Company.
(4)	Loan #4 is secured by the golf course of the Company and repayable in eight years
(5)	Loan #5 is secured by the land and building of the golf clubs of the Company.

Schedule of Future Minimum Payment Under Bank and Other Borrowings

Future minimum payments under bank and other borrowings as of December 31, 2024 were as follows:

Year ending December 31,	Total
2025	$94,204
2026	49,205
2027	9,501
2028	10,138
2029	10,817
Thereafter	18,513
Total bank and other borrowings	$192,378